SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Estimated Useful Lives
Property and equipment are stated at cost. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment	3-7 years
Furniture and fixtures	10-15 years

Summary of Option Fair Value Assumptions
The following assumptions were utilized in such calculations for the years 2013, 2012 and 2011:

	2 0 1 3	2 0 1 2	2 0 1 1

Risk-free interest rate	0.58%	0.84%	none
Expected life (in years)	2	4	none
Expected volatility	39.56%	48.37%	none
Expected dividend yield	None	None	none